Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies do not include all of the significant accounting policies of the Company, which were included in, and should be read in conjunction with, the audited consolidated financial statements as of and for the year ended December 31, 2019.
Recently adopted accounting pronouncements
Adoption of ASU
2016-13
In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU
No. 2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”)
which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU
2016-13
replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. The Company adopted ASC 326
Credit Losses
(“ASC 326”) on January 1, 2020, using a modified retrospective transition method, which resulted in a cumulative-effect adjustment to decrease the opening balance of retained earnings on January 1, 2020 by RMB314 million
,
including the allowance for credit losses for account receivable, contract assets and debt securities.
The Company maintains an allowance for credit losses for accounts receivable and contract assets, which is recorded as an offset to accounts receivable and contract assets, and the estimated credit losses charged to the allowance is classified as selling
,
 general and administrative in the condensed consolidated statements of comprehensive income. The Company assesses collectability by reviewing accounts receivable and contract assets on a collective basis where similar characteristics exist, driven primarily by the nature of businesses, and on an individual basis when the Company identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, the age of the accounts receivable balances and contract assets balances, credit quality of the Company’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Company’s ability to collect f ro
m customers.
The allowance for credit losses on accounts receivable and contract assets was RMB935 million and RMB1,353 million (US$191 million) as of December 31, 2019 and June 30, 2020, respectively. The provision for credit losses of accounts receivable and contract assets and write-offs charged against the allowance were RMB313 million (US$44 million) and RMB27 million (US$4 million), respectively, for the six months ended June 30, 2020.
For debt securities, the allowance for credit losses reflects the Company’s estimated expected losses over the contractual lives of the debt securities and is recorded as a charge to “Others, net” in the condensed consolidated statements of comprehensive income. Estimated allowances for credit losses are determined by considering reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions.
Adoption of ASU 2017-04
In January 2017, the FASB issued ASU
2017-04,
Simplifying the Test for Goodwill Impairment
, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The Company adopted this guidance on a prospective basis on January 1, 2020 with no material impact on its consolidated financial statements and related disclosures as a result of adopting the new standard.
Adoption of ASU
2019-02
In March 2019, the FASB issued ASU
2019-02,
Improvements to Accounting for Costs of Films and License Agreements for Program Materials
(“ASU
2019-02”),
which includes the following major changes from previous legacy GAAP that are applicable to the Company.

•	The content distinction for capitalization of production costs of an episodic television series and production costs of films is removed;

•
Entities are required to test films and license agreements for program material for impairment at a film group level when the film or license agreements are predominantly monetized with other films and license agreements;

•	Entities shall assess estimates of the use of a film in a film group and account for such changes prospectively;

•	Cash outflows for the costs incurred to obtain rights for both produced and licensed content are required to be reported as operating cash outflows in the statement of cash flows
The Company adopted ASU
2019-02
on January 1, 2020, using a prospective transition method. For the six months ended June 30, 2020, cash outflows for the costs incurred to acquired licensed content copyrights are reported as operating cash outflows in the Company’s condensed consolidated statement of cash flows whereas they were reported as investing cash outflows prior to the adoption of ASU
2019-02.
There was no material impact to the condensed consolidated balance sheet or condensed consolidated statement of comprehensive income.
Revenue Recognition
Revenue is recognized when control of promised goods or services is transferred to the Company’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. Value added taxes are presented net against revenues.
The following table presents the Company’s revenues disaggregated by revenue source:

	For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2020
	RMB	RMB	US$
	(In millions)
	(unaudited)
Online marketing	36,894	31,931	4,520

iQIYI membership service	6,844	8,673	1,228
iQIYI content distribution	986	1,463	207
Others	5,725	6,512	920

Other revenue	13,555	16,648	2,355

Total revenue	50,449	48,579	6,875

The Company’s revenue recognition policies are as follows:
Performance-based online marketing services
Cost-per-click
(“CPC”)
The Company’s auction-based P4P platform enables customers to bid for priority placement of paid sponsored links and reach users who search for information related to their products or services. P4P online marketing customers can choose from search-based and feed-based online marketing services, and select criteria for their inventory purchase, such as daily spending limit and user profile targeted, including, but not limited to, users from specific regions in China and users online during specific time period. Revenue is recognized when all of the revenue recognition criteria are met, which is generally when a user clicks on one of the customer-sponsored links or feed-based marketing.
Other performance-based online marketing services
To the extent the Company provides online marketing services based on performance criteria other than cost-per-click,
such as the number of downloads (and user registration) of mobile apps and the pre-determined
ratios of completed transaction volumes, revenue is recognized when the specified performance criteria are met along with the satisfaction of other applicable revenue recognition criteria.
Online display advertising services
The Company provides online display advertising services to its customers by integrating text description, image and/or video, and displaying the advertisement in the search result, in Baidu Feed or on other properties. The Company recognizes revenue on a pro-rata
basis over the contractual term for cost per time advertising arrangements, commencing on the start date of the display advertisement, or based on the number of times that the advertisement has been displayed for cost per thousand impressions advertising arrangements.
Baidu Union online marketing services
Baidu Union is a program through which the Company expands distribution of its customers’ sponsored links or advertisements by leveraging the traffic of Baidu Union partners’ online properties. The Company acquires traffic from Baidu Union partners and is responsible for service fulfillment, pricing and bearing inventory risks. As principal, the Company recognizes revenue on a gross basis, based on customer billing. Payments made to Baidu Union partners are recorded as traffic acquisition costs, which are included in “cost of revenues” in the condensed consolidated statements of comprehensive income.
Online marketing services customers are required to pay a deposit before using our services. Once their account balance falls below a designated amount, they will receive an automated notice from the Company to replenish their accounts. Customer deposit is deducted when a user clicks on the customer’s link in the search result or when other performance criteria other than CPC have been satisfied. The Company offers payment terms generally within 3 months to certain customers based on their credit history with the Company and other credit factors. The Company may also offer payment terms to certain agencies, as is common in the industry.
Collection
Certain customers of online marketing services are required to pay a deposit before using our services and are sent automated reminders to replenish their accounts when the balance falls below a designated amount. The deposits received are recorded as customer deposits and deferred revenue on the condensed consolidated balance sheets. The amounts due to the Company are deducted from the deposited amounts when users click on the paid sponsored links in the search results or other performance criteria have been satisfied. In addition, the Company offers payment terms to some of our customers based on their historical marketing placements and credibility. The Company also offers longer payment terms to certain online payment agencies, consistent with industry practice.
Payment terms and conditions vary by customer and are based on the billing schedule established in our contracts or purchase orders with customers, but we generally provide credit terms to customers within one year; therefore, we have determined that our contracts do not include a significant financing component.
Sales incentives
The Company provides sales incentives to agents that entitle them to receive price reduction
s
on the online marketing services by meeting certain cumulative consumption requirements. The Company accounts for these incentives granted to customers as variable consideration and net them against revenue. The amount of variable consideration is measured based on the most likely amount of incentives to be provided to customers.
Membership services
The Company offers membership services that allow subscribers access to a library of premium content or personal cloud service
s
, in exchange for
non-refundable
upfront membership fees. When the receipt of membership fees is for services to be delivered over a period of time, the receipt is initially recorded as deferred revenue and revenue is recognized ratably over the membership period as services are rendered. Membership services revenue also includes fees earned from on-demand
content purchases and the sale of right to other services, such as other memberships, which the Company acquires and controls before they are transferred to customers.
Content distribution
The Company generates revenues from
sub-licensing
content licensed from vendors for cash or through nonmonetary exchanges mainly with other online video broadcasting companies. The exclusive licensing agreements the Company enters into with the vendors have a specified license period and provides the Company the rights to sub-license
these contents to other parties. The Company enters into a
non-exclusive
sub-license
agreement with a
sub-licensee
for a period that falls within the original exclusive license period. For cash sub-licensing
transactions, the Company is entitled to receive the
sub-license
fee under the
sub-licensing
arrangements and does not have any future obligation once it has provided the underlying content to the sub-licensee
(which is provided at or before the beginning of the
sub-license
period). The
sub-licensing
of content represents a license of functional intellectual property that grants a right to use the Company’s licensed copyrights, and is recognized at the point in time when the licensed copyright is made available for the customer’s use and benefit.
The Company also enters into nonmonetary transactions to exchange online broadcasting rights of licensed copyrights with other online video broadcasting companies from time to time. The exchanged licensed copyrights provide rights for each party to broadcast the licensed copyrights received on its own website only. Each transferring party retains the right to continue broadcasting the exclusive content on its own website and/or sublicense the rights to the content it surrendered in the exchange. The Company accounts for these nonmonetary exchanges based on the fair value of the asset received. Barter sublicensing revenues are recognized in accordance with the same revenue recognition criteria above. The Company estimates the fair value of the licensed copyrights received using a market approach
based on various factors, including the purchase price of similar non-exclusive
and/or exclusive contents, broadcasting schedule, cast and crew, theme and box office. The attributable cost of sublicensing transactions, whether for cash or through nonmonetary exchanges, is recognized as cost of revenues through the amortization of the sublicensing right component of the exclusive licensed copyright, calculated based on its estimated usage pattern.
The Company recognized barter sublicensing revenues of RMB177 million and RMB939 million (US$133 million) and related costs of RMB174 million and RMB706 million (US$100 million) for the six-month
periods ended June 30, 2019 and 2020, respectively.
Cloud services
The Company provides cloud services, which include computing, database, storage and other services and allow customers to use hosted software over the contract period without taking possession of the software, generally on either a subscription or consumption basis. Revenue related to cloud services provided on a subscription basis is recognized ratably over the contract period. Revenue related to cloud services provided on a consumption basis, such as the amount of storage used in a period, is recognized based on the customer utilization of such resources.
Sales of hardware
The Company sells hardware products via distributors or directly to end customers. Revenue from the sales of hardware is recognized when control of the goods is transferred to customers, which generally occurs when the products are delivered and accepted by the customers. Revenue is recorded net of sales incentives and return allowance.
Other revenue recognition related policies
For arrangements that include multiple performance obligations, primarily for advertisements to be displayed in different spots, placed under different forms and displayed at different times, the Company would evaluate all of the performance obligations in the arrangement to determine whether each performance obligation is distinct. Consideration is allocated to each performance obligation based on its standalone selling price. The Company generally determines standalone selling prices based on the prices charged to customers on a standalone basis or estimate
s
it using an expected cost plus margin approach. If a promised good or service does not meet the criteria to be considered distinct, it is combined with other promised goods or services until a distinct bundle of goods or services exists.
Timing of revenue recognition may differ from the timing of invoicing to customers. For certain services
,
customers are required to pay before the services are delivered to the customer. When either party to a revenue contract has performed, the Company recognizes a contract asset or a contract liability on the condensed
consolidated balance sheet
s
, depending on the relationship between the entity’s performance and the customer’s payment.
Contract liabilities were mainly related to fees for membership services to be provided over the membership period, which were presented as “Customer deposits and deferred revenue” on the condensed consolidated balance sheets.

Balances of contract liabilities were RMB
5.3
billion and RMB
5.5
billion (US$
785
million) as of December
31
,
2019
and June
30
,
2020
, respectively. Revenue recognized for the
six-months
ended
June 30, 2020
that was included in contract liabilities as of January
1
,
2020
was RMB
3.1
 billion (US$
435
million).
Contract assets represent unbilled amounts related to the Company’s rights to consideration for advertising services delivered and are included in “Other current assets, net” on the condensed
consolidated balance sheets. As of December 31, 2019 and June 30, 2020, contract assets were RMB1.9 billion and RMB1.5 billion (US$215 million), net of an allowance for credit losses of RMB7 million and RMB34 million (US$5 million), respectively.
The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice for services performed.
Investments
Short-term investments
All highly liquid investments with original maturities of greater than three months, but less than twelve months, are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments.
The Company accounts for short-term debt investments in accordance with ASC Topic 320,
Investments – Debt Securities
(“ASC 320”). The Company classifies the short-term investments in debt as
“held-to-maturity,”
“trading” or
“available-for-sale,”
whose classification determines the respective accounting methods stipulated by ASC 320. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.
Securities that the Comp
a
ny has
 the
positive intent and ability to hold to maturity are classified as held-to-maturity
securities and stated at amortized cost.
Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities, in accordance with ASC 320. Unrealized holding gains and losses for trading securities are included in earnings.
Debt investments not classified as trading or as
held-to-maturity
are classified as
available-for-sale
debt securities, which are reported at fair value, with unrealized gains and losses recorded in “Accumulated other comprehensive loss”.
The allowance for credit losses of the debt securities is charged to “Others, net”, not to exceed the amount of the unrealized loss. Any excess unrealized loss greater than the credit loss at a security level is recognized in other comprehensive income, net of applicable taxes.
Long-term investments
The Company’s long-term investments consist of equity investments with readily determinable fair value, equity method investments, equity investments without readily determinable fair value, other investments accounted for at fair value, held-to-maturity
debt investments and
available-for-sale
debt investments.
Pursuant to ASC Topic 321,
Investments–Equity Securities (“ASC 321”)
, equity investments, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820,
Fair Value Measurements and Disclosures
(“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Company elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Significant judgments are required to determine whether (i) observable price changes in orderly transactions are for instruments that are considered similar, and (ii) appropriate valuation methodologies and underlying assumptions, including expected volatility and the probability of exit events as it relates to liquidation and redemption features used to measure the price adjustments for the difference in rights and obligations between instruments. Equity securities with readily determinable fair values are measured at fair value, and any changes in fair value are recognized in earnings.
For equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired. For equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in net income equal to the difference between the carrying value and fair value.
Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC Topic 323, I nvestments-Equity Method and Joint Ventures
(“ASC 323”). Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is accounted for as if the investee were a consolidated subsidiary. The Company subsequently adjusts the carrying amount of its investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings. The Company will discontinue applying the equity method if an investment (plus additional financial support provided to the investee, if any) has been reduced to zero. When the Company has other investments in its equity-method investee and is not required to advance additional funds to that investee, the Company would continue to report its share of equity method losses in its condensed consolidated statements
of comprehensive income after its equity-method investment in ordinary shares has been reduced to zero, to the extent of and as an adjustment to the adjusted basis of the Company’s other investments in the investee. Such losses are first applied to those investments of a lower liquidation preference before being further applied to the investments of a higher liquidation preference. The Company adopted a one-quarter
lag in reporting for its share of equity income/ (loss) in all of its equity method investees.
The Company evaluates the equity method investments
f
or impairment whenever events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. Factors considered by the Company when determining whether an investment has been other-than-temporarily-impaired, includes, but not limited to, the length of the time and the extent to which the market value has been less than cost, the financial performance and near-term prospect of the investee, and the Company’s intent and ability to retain the investment until the recovery of its cost. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary and is allocated to the individual net assets underlying equity method investments in the following order: 1) reduce any equity method goodwill to zero; 2) reduce the individual basis differences related to the investee’s long-lived assets pro rata based on their amounts relative to the overall basis difference at the impairment date and 3) reduce the individual basis difference of the investee’s remaining assets in a systematic and rational manner.
In accordance with ASC
946-320
Financial Services—Investment Companies, Investments—Debt and Equity Securities
, the Company accounts for long-term equity investments in unlisted companies held by consolidated investment companies at fair value. These investments were initially recorded at their transaction price net of transaction costs, if any. Fair value of these investments are re-measured
periodically in accordance with ASC 820.
Investments that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity
investments and stated at amortized cost. The Company determines realized gains or losses on sale of held-to-maturity
securities on a specific identification method and records such gains or losses as interest income.
Available-for-sale
debt investments are convertible debt instruments issued by private companies and investment in preferred shares that is redeemable at the Company’s option, which are measured at fair value. Interest income is recognized in earnings.
The allowance for credit losses of the debt securities is charged to “Others, net”, not to exceed the amount of the unrealized loss. Any excess unrealized loss greater than the credit loss at a security level is recognized in other comprehensive income, net of applicable taxes. When the Company intends to sell an impaired available-for-sale debt security or it is more likely than not that it will be required to sell such security before recovering its amortized cost basis, the available-for-sale debt security’s amortized cost basis is written down to its fair value at the reporting date.

Produced content, net
The Company produces original content
in-house
and collaborates with external parties. Produced content primarily consists of films, episodic series, variety shows and animations. The costs incurred in the physical production of original content includes direct production costs, production overhead and acquisition costs. Production costs for original content that are predominantly monetized in a film group are capitalized and reported separately as non-current
assets with caption of “Other non-current assets” on the condensed consolidated balance sheets. Production costs for original content predominantly monetized on its own are capitalized to the extent that they are recoverable from total revenues expected to be earned (“ultimate revenue”); otherwise, they are expensed as cost of revenues. Ultimate revenue estimate
s
include revenue expected to be earned from all sources, including exhibition, licensing, or exploitation of produced content if the Company has demonstrated a history of earning such revenue. The Company estimates ultimate revenue to be earned during the economic useful lives of produced content based on anticipated release patterns and historical results of similar produced content, which are identified based on various factors, including cast and crew, target audience and popularity. Produced content also includes cash expenditures made to acquire a proportionate share of certain rights to films including profit sharing, distribution and/or other rights. Exploitation costs are expensed as incurred. As of December 31, 2019 and June 30, 2020,

“Produced content, net”

was RMB
4.4
billion and RMB
4.4
billion (US$
625
million), respectively.
For produced content that is predominantly monetized in a film group, the Company amortizes film costs using an accelerated method based on historical and estimated viewing patterns of its produced contents. For produced content that is monetized on its own, the Company amortizes film costs using an accelerated method based on historical and estimated usage patterns of similar produced contents, which represents the Company’s best estimate of usage. Based on the estimated patterns, the Company amortizes produced content within three years, beginning with the month of first availability and such costs as included in “Cost of revenues” in the condensed consolidated statement of comprehensive income
.
Licensed copyrights, net
Licensed copyrights consist of professionally-produced content such as films, television series, variety shows and other video content acquired from external parties. The license fees are capitalized and, unless prepaid, a corresponding liability is recorded when the cost of the content is known, the content is accepted by the Company in accordance with the conditions of the license agreement and the content is available for its first showing on the Company’s websites. Licensed copyrights are presented on the condensed consolidated balance sheet
s
as current and
non-current
based on estimated time of usage.
The Company’s licensed copyrights include the right to broadcast and in some instances, the right to sublicense. The broadcasting right, refers to the right to broadcast the content on its own websites and the sublicensing right, refers to the right to sublicense the underlying content to external parties. When licensed copyrights include both broadcasting and sublicensing rights, the content costs are allocated to these two rights upon initial recognition, based on the relative proportion of the estimated total revenues that will be generated by each right over its economic useful lives.
For the right to broadcast the contents on its own websites that generates online advertising and membership services revenues, the content costs are amortized using an accelerated method based on historical and estimated viewership consumption patterns over the shorter of each content’s contractual period or economic useful lives within four years, beginning with the month of first availability. Estimates of future viewership consumption patterns and economic useful lives for licensed copyrights are reviewed periodically, at least on an annual basis and revised, if necessary. Revisions to the amortization pattern are accounted for as a change in accounting estimate prospectively in accordance with ASC topic 250 (“ASC 250”), Accounting Changes and Error Corrections. For the right to sublicense the content to external parties that generates direct content distribution revenues, the content costs are amortized based on its estimated usage pattern and recorded as cost of revenues.
Impairment of licensed copyrights and produced contents
Our business model is mainly subscription based, as such the majority of the Group’s content assets (licensed copyrights and produced contents) are predominantly monetized with other films and license agreements, whereas a smaller portion of the Company’s content assets are predominantly monetized at a specific title level such as variety shows and investments in a proportionate share of certain rights to films including profit sharing, distribution and/or other rights. Because the identifiable cash flows related to content launched on our Mainland China platform are largely independent of the cash flows of other content launched on our overseas platform, the Company identifies two separate film groups. The Company reviews its film groups and individual content for impairment when there are events or changes in circumstances that indicate the fair value of a film group or individual content may be less than its unamortized costs. Examples of such events or changes in circumstances include, a significant adverse change technological, regulatory, legal, economic, or social factors, a change in the predominant monetization strategy of a film that is currently monetized on its own, a significant decrease in the number of subscribers or forecasted subscribers, or the loss of a major distributor, actual costs substantially in excess of budgeted costs, substantial delays in completion or release schedules, or a decrease in the amount of ultimate revenue expected to be recognized
.
When such events or changes in circumstances are identified, the Company assesses whether the fair value of an individual content (or film group) is less than its unamortized film costs, determines the fair value of an individual content (or film group) and recognizes an impairment charge for the amount by which the unamortized capitalized costs exceed the individual content’s (or film group’s) fair value. The Company mainly uses an income approach to determine the fair value of an individual content or film group, for which the most significant inputs include the forecasted future revenues, useful lives of individual contents (or licensed copyrights and produced content included in a film group) and discount rate. An impairment loss attributable to a film group is allocated to individual licensed copyrights and produced contents within the film group on a pro rata basis using the relative carrying values of those assets as the Company cannot estimate the fair value of individual contents in the film group without undue cost and effort. As the outbreak of COVID-19 resulted in a downward adjustment to forecasted revenues for the Mainland China film group, the fair value of the Mainland China film group was less than its corresponding carrying value as of March 31, 2020 and resulted in the Company recognizing an impairment charge for the six months ended June 30, 2020 of

RMB
390
million (US$
55
million) related to licensed copyrights and RMB
210
million (US$
30
million) related to produced content, respectively.
Impact of
COVID-19
During the six months ended June 30, 2020,

the Company’s operations has been significantly affected by the

COVID-19
pandemic. The Company’s online marketing revenues declined compared to the prior period mainly due to weakness in online advertising demand as its customers in certain industries are negatively impacted by COVID-19. The Company has also provided additional allowance for credit losses for accounts receivable and contract assets, recognized impairment charges on its long-term investments and content assets, and recorded loss from equity method investments in the six months ended June 30, 2020, due to the impact of

COVID-19

and other factors. In addition, increased market volatility has contributed to larger fluctuations in the valuation of the Company’ equity investments.
There are still significant uncertainties of

COVID-19’s
future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of

COVID-19
,
possibility of a second wave in China and other countries, the development of the vaccine and other medical treatment, the actions taken by government authorities to contain the outbreak, and government stimulus measures, almost all of which are beyond the Company’ control. As a result, certain of the Company’s estimates and assumptions, including the allowance for credit losses, the valuation of non-marketable equity securities, and fair value of financial assets, content assets or long-lived assets subject to impairment assessments, require significant judgments and carry a higher degree of variabilities and volatilities that could result in material changes to the Company’s current estimates in future periods.
Recently issued but not yet adopted accounting pronouncements
In August 2020, the FASB issued ASU
No. 2020-06,
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(“ASU
2020-06”),
which focuses on amending the legacy guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity. ASU
2020-06
simplifies an issuer’s accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. ASU
2020-06
also simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. Further, ASU
2020-06
enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share
(EPS) guidance, i.e., aligning the diluted EPS calculation for convertible instruments by requiring that an entity use the if-converted
method and that the effect of potential share settlement be included in the diluted EPS calculation when an instrument may be settled in cash or shares, adding information about events or conditions that occur during the reporting period that cause conversion contingencies to be met or conversion terms to be significantly changed. This update will be effective for the Company’s fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Entities can elect to adopt the new guidance through either a modified retrospective method of transition or a fully retrospective method of transition. The Company is currently in the process of evaluating the impact of adopting ASU
2020-06
on its consolidated financial statements and related disclosure.